Current Assets - Cash and Cash Equivalents (Details) - Schedule of current assets - cash and cash equivalents	Dec. 31, 2022 AUD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 AUD ($)
Schedule Of Current Assets Cash And Cash Equivalents Abstract
Cash and cash equivalents	$ 18,917,416	$ 12,851,506	$ 3,947,156
Restricted cash	59,126	40,166	49,144
Cash at bank	$ 18,976,542	$ 12,891,672	$ 3,996,300